Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Apr. 12, 2012	Jun. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	BIOHEART, INC.
Entity Central Index Key	0001388319
Trading Symbol	bhrt
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Well-Known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding		132,919,498
Entity Public Float			$ 3,639,348
Document Type	10-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 36,828	$ 3,298
Accounts receivable, net	3,495	1,266
Inventory	63,702	64,612
Prepaid	49,828	34,322
Total current assets	153,853	103,498
Property and equipment, net	15,476	47,439
Other assets	99,164	157,859
Total assets	268,493	308,796
Current liabilities:
Accounts payable	2,377,807	2,050,161
Accrued expenses	3,882,115	3,581,445
Advances, related party	456,000	238,000
Deposits	465,286	465,286
Subordinated debt, related party	1,500,000	1,500,000
Notes payable, related party	365,000	225,000
Notes payable, net of debt discount	3,232,762	3,232,271
Total current liabilities	12,278,970	11,292,163
Long term debt:
Note payable, long term		1,032,827
Total long term debt		1,032,827
Total liabilities	12,278,970	12,324,990
Commitments and contingencies
Stockholders' deficit:
Preferred stock, par value $0.001; 5,000,000 shares authorized, none issued and outstanding as of December 31, 2011 and 2010
Common stock, par value $0.001; 195,000,000 and 75,000,000 shares authorized as of December 31, 2011 and December 31, 2010, respectively, 95,625,236 and 37,545,865 shares issued and outstanding as of December 31, 2011 and 2010 , respectively	95,625	37,545
Additional paid in capital	98,915,155	94,274,281
Common stock subscribed
Subscriptions receivable		(3,800)
Deficit accumulated during development stage	(111,021,257)	(106,324,220)
Total stockholders' deficit	(12,010,477)	(12,016,194)
Total liabilities and stockholders' deficit	$ 268,493	$ 308,796

CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Statement Of Financial Position [Abstract]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	195,000,000	75,000,000
Common stock, shares issued	95,625,236	37,545,865
Common stock, shares Outstanding	95,625,236	37,545,865

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended		149 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Income Statement [Abstract]
Revenue	$ 17,475	$ 46,383	$ 1,208,531
Cost of sales	694	19,765	550,834
Gross profit	16,781	26,618	657,697
Operating expenses:
Research and development	465,461	1,467,078	64,291,111
Marketing, general and administrative	2,126,546	1,768,612	34,659,484
Impairment of investment	58,695		58,695
Depreciation and amortization	31,963	56,958	883,325
Total operating expenses	2,682,665	3,292,648	99,892,615
Net loss from operations	(2,665,884)	(3,266,030)	(99,234,918)
Other income (expenses):
Development revenues			117,500
Loss on change of fair value of derivative liability	(25,026)		(25,026)
Interest income		2	762,277
Other income	7,277	245,554	252,831
Interest expense	(2,013,404)	(2,138,982)	(12,893,921)
Total other expenses	(2,031,153)	(1,893,426)	(11,786,339)
Net loss before income taxes	(4,697,037)	(5,159,456)	(111,021,257)
Income taxes (benefit)
NET LOSS	$ (4,697,037)	$ (5,159,456)	$ (111,021,257)
Net loss per common share, basic and diluted (in dollars per share)	$ (0.08)	$ (0.19)
Weighted average number of common shares outstanding, basic and diluted (in shares)	57,089,902	27,167,539

CONSOLIDATED STATEMENT OF STOCKHOLDERS' DEFICIT (USD $)	Preferred stock	Common stock	Additional Paid in Capital	Deferred Compensation	Subscription Receivable	Common Stock Subscription	Deficit Accumulated During Development Stage	Total
Balance at Aug. 12, 1999
Balance (shares) at Aug. 12, 1999
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock		4,324	395,676					400,000
Issuance of common stock (shares)		4,324,458
Stock based compensation			98,000	(98,000)
Amortization of stock based compensation				49,000				49,000
Net loss							(903,290)	(903,290)
Balance at Dec. 31, 1999		4,324	493,676	(49,000)			(903,290)	(454,290)
Balance (shares) at Dec. 31, 1999		4,324,458
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock		1,494	9,607,201					9,608,695
Issuance of common stock (shares)		1,493,575
Stock based compensation			2,559,000	(2,559,000)
Amortization of stock based compensation				1,080,692				1,080,692
Fair value of warrants issued in exchange for licenses and intellectual property			5,220,000					5,220,000
Contributed capital			1,050,000					1,050,000
Common stock issued in exchange for services		8	51,993					52,001
Common stock issued in exchange for services (shares)		7,964
Net loss							(14,113,933)	(14,113,933)
Balance at Dec. 31, 2000		5,826	18,981,870	(1,527,308)			(15,017,223)	2,443,165
Balance (shares) at Dec. 31, 2000		5,825,997
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock		986	6,282,018					6,283,004
Issuance of common stock (shares)		985,667
Stock based compensation			779,000	(779,000)
Amortization of stock based compensation				1,523,000				1,523,000
Common stock issued in exchange for services		8	53,993					54,001
Common stock issued in exchange for services (shares)		8,291
Conversion of contributed capital to common stock		81	(81)
Conversion of contributed capital to common stock (shares)		81,084
Net loss							(8,173,464)	(8,173,464)
Balance at Dec. 31, 2001		6,901	26,096,800	(783,308)			(23,190,687)	2,129,706
Balance (shares) at Dec. 31, 2001		6,901,039
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock		1,093	7,075,105					7,076,198
Issuance of common stock (shares)		1,092,883
Stock based compensation			143,521	(143,521)
Amortization of stock based compensation				613,083				613,083
Common stock issued in exchange for services		35	227,468					227,503
Common stock issued in exchange for services (shares)		35,137
Net loss							(9,257,954)	(9,257,954)
Balance at Dec. 31, 2002		8,029	33,542,894	(313,746)			(32,448,641)	788,536
Balance (shares) at Dec. 31, 2002		8,029,059
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock		562	3,181,712					3,182,274
Issuance of common stock (shares)		561,701
Stock based compensation			(155,893)	155,893
Amortization of stock based compensation				79,371				79,371
Common stock issued in exchange for services		144	823,743					823,887
Common stock issued in exchange for services (shares)		144,300
Net loss							(6,037,528)	(6,037,528)
Balance at Dec. 31, 2003		8,735	37,392,456	(78,482)			(38,486,169)	(1,163,460)
Balance (shares) at Dec. 31, 2003		8,735,060
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock		809	4,580,104					4,580,913
Issuance of common stock (shares)		808,570
Stock based compensation			637,858	(637,858)
Amortization of stock based compensation				148,812				148,812
Common stock issued in exchange for services		17	96,314					96,331
Common stock issued in exchange for services (shares)		17,004
Net loss							(5,519,151)	(5,519,151)
Balance at Dec. 31, 2004		9,561	42,706,732	(567,528)			(44,005,320)	(1,856,555)
Balance (shares) at Dec. 31, 2004		9,560,634
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock		1,994	11,265,560					11,267,554
Issuance of common stock (shares)		1,994,556
Stock based compensation			1,566,147	(1,566,147)
Amortization of stock based compensation				1,952,350				1,952,350
Issuance of common stock in lieu of cash compensation		1	6,852					6,853
Issuance of common stock in lieu of cash compensation (shares)		1,210
Issuance of common stock in exchange for release of accrued liabilities		96	542,691					542,787
Issuance of common stock in exchange for release of accrued liabilities (shares)		95,807
Net loss							(7,326,557)	(7,326,557)
Balance at Dec. 31, 2005		11,652	56,087,982	(181,325)			(51,331,877)	4,586,432
Balance (shares) at Dec. 31, 2005		11,652,207
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock		1,069	8,123,623					8,124,692
Issuance of common stock (shares)		1,069,699
Stock based compensation			1,224,430					1,224,430
Fair value of warrants issued in exchange for licenses and intellectual property			144,867					144,867
Common stock issued in exchange for services		3	16,440					16,443
Common stock issued in exchange for services (shares)		2,903
Reclassification of deferred compensation due to adoption of SFAS No. 123 ( R )			(181,325)	181,325
Equity instruments issued in connection with settlement agreement		48	3,294,381					3,294,429
Equity instruments issued in connection with settlement agreement (shares)		47,657
Common stock issued in exchange for distribution rights and intellectual property		13	99,984					99,997
Common stock issued in exchange for distribution rights and intellectual property (shares)		13,006
Net loss							(13,180,646)	(13,180,646)
Balance at Dec. 31, 2006		12,785	68,810,382				(64,512,523)	4,310,644
Balance (shares) at Dec. 31, 2006		12,785,472
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock		530	3,920,186					3,920,716
Issuance of common stock (shares)		529,432
Stock based compensation			931,233					931,233
Fair value of warrants issued in exchange for licenses and intellectual property			48,289					48,289
Exercise of stock options		32	181,008					181,040
Exercise of stock options (shares)		31,955
Warrants issued in connection with notes payable			3,162,488					3,162,488
Warrants issued in exchange for services			30,559					30,559
Shares issued in connection with reverse stock split		279
Net loss							(18,067,084)	(18,067,084)
Balance at Dec. 31, 2007		13,347	77,084,145				(82,579,607)	(5,482,115)
Balance (shares) at Dec. 31, 2007		13,347,138
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock		1,230	2,117,275					2,118,505
Issuance of common stock (shares)		1,230,280
Stock based compensation			1,320,995					1,320,995
Exercise of stock options		62	79,014					79,076
Exercise of stock options (shares)		61,778
Warrants issued in connection with notes payable			168,387					168,387
Warrants issued in exchange for services			251,850					251,850
Initial public offering of common stock		1,100	1,446,729					1,447,829
Initial public offering of common stock (shares)		1,100,000
Warrants issued in connection with settlement agreement			87,200					87,200
Net loss							(14,149,401)	(14,149,401)
Balance at Dec. 31, 2008		15,739	82,555,595				(96,729,008)	(14,157,674)
Balance (shares) at Dec. 31, 2008		15,739,196
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock		2,682	1,857,140					1,859,822
Issuance of common stock (shares)		2,680,230
Stock based compensation			296,838					296,838
Common stock issued in exchange for services		45	45,855					45,900
Common stock issued in exchange for distribution rights and intellectual property (shares)		45,000
Exercise of stock options		40	31,960					32,000
Exercise of stock options (shares)		40,000
Warrants issued in connection with notes payable			1,913,487					1,913,487
Subscription receivable		85	59,451		(59,536)
Subscription receivable (shares)		85,090
Common stock issued in connection with the settlement of accounts payable		519	456,275					456,794
Common stock issued in connection with settlement of accounts payable (shares)		519,460
Common stock issued in connection with issuance of note payable		320	297,681					298,001
Common stock issued in connection with issuance of note payable (shares)		320,000
Common stock issued upon conversion of notes payable		606	261,618					262,224
Common stock issued upon conversion of notes payable (shares)		606,708
Net loss							(4,435,756)	(4,435,756)
Balance at Dec. 31, 2009		20,036	87,775,900		(59,536)		(101,164,764)	(13,428,364)
Balance (shares) at Dec. 31, 2009		20,035,684
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock		11,335	2,328,929		59,536			2,399,800
Issuance of common stock (shares)		11,334,705
Stock based compensation			248,457					248,457
Common stock issued in exchange for services		529	359,503					360,032
Common stock issued in exchange for services (shares)		529,520
Warrants issued in connection with notes payable			185,307					185,307
Subscription receivable		20	3,780		(3,800)
Subscription receivable (shares)		20,000
Common stock issued in connection with the settlement of accounts payable		831	411,829					412,660
Common stock issued in connection with settlement of accounts payable (shares)		831,526
Common stock issued in connection with bank guarantor liabilities		4,794	2,960,576					2,965,370
Common stock issued in connection with bank guarantor liabilities (shares)		4,794,430
Net loss							(5,159,456)	(5,159,456)
Balance at Dec. 31, 2010		37,545	94,274,281		(3,800)		(106,324,220)	(12,016,194)
Balance (shares) at Dec. 31, 2010		37,545,865
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock		22,184	1,402,616					1,424,800
Issuance of common stock (shares)		22,184,540
Stock based compensation			409,314					409,314
Common stock issued in exchange for services		1,000	114,035					115,035
Common stock issued in exchange for services (shares)		1,000,000
Equity instruments issued in connection with settlement agreement		4,522	312,997					317,519
Equity instruments issued in connection with settlement agreement (shares)		4,521,700
Exercise of stock options		1,983	(351)					1,632
Exercise of stock options (shares)		1,982,995
Cancellation of previously issued shares		(3)	3
Cancellation of previously issued shares (in shares)		(3,450)
Proceeds from common stock subscription					3,800			3,800
Common stock issued upon conversion of notes payable and accrued interest		27,121	1,514,988					1,542,109
Common stock issued upon conversion of notes payable and accrued interest (shares)		27,120,856
Common stock issued in settlement of related party advance		1,273	138,727					140,000
Common stock issued in settlement of related party advance (shares)		1,272,730
Net loss							(4,697,037)	(4,697,037)
Balance at Dec. 31, 2011		$ 95,625	$ 98,915,155				$ (111,021,257)	$ (12,010,477)
Balance (shares) at Dec. 31, 2011		95,625,236

CONSOLIDATED STATEMENT OF STOCKHOLDERS' DEFICIT (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2001	Dec. 31, 2000
Statement Of Stockholders Equity [Abstract]
Issuance costs of common stock (in dollars)	$ 40,000	$ 2,950	$ 13,664	$ 24,325	$ 150,000	$ 100,038	$ 32,507	$ 98,996	$ 61,905
Issuance cost of Initial public offering of common stock (in dollars)				$ 4,327,171

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended		149 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (4,697,037)	$ (5,159,456)	$ (111,021,257)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	31,963	56,958	883,325
Bad debt expense	1,266		166,266
Discount on convertible debt	880,763		1,142,987
Loss on change in fair value of derivative liability	25,026		25,026
Non cash payment of interest	177,901		177,901
Amortization of warrants issued in exchange for licenses and intellectual property			5,413,156
Amortization of debt discount attributable to warrants issued in connection with notes payable	278,213	975,969	5,342,313
Amortization of loan costs	12,207	72,262	1,227,790
Warrants issued in exchange for services			285,659
Equity instruments issued in connection with R&D agreement		360,032	360,032
Equity instruments issued in connection with settlement agreement			3,381,629
Common stock issued in exchange for settlement of accounts payable and accrued interest	101,434	412,660	756,816
Common stock issued in exchange for services	125,005		1,447,922
Common stock issued in connection with amounts due to guarantors of Bank of America loan		69,159	69,159
Common stock issued in exchange for distribution rights and intellectual property			99,997
Warrants issued in connection with accounts payable			7,758
Stock based compensation	409,314	248,457	9,874,328
(Increase) decrease in:
Receivables	(3,495)	141,013	(4,760)
Inventory	89,915	46,297	(63,703)
Prepaid and other current assets	(25,476)	(8,592)	(59,797)
Other assets			(28,854)
Increase (decrease) in:
Accounts payable	301,136	133,040	2,935,415
Accrued expenses	597,961	799,952	5,246,803
Deferred revenue		(41,995)	465,287
Net cash used in operating activities	(1,693,904)	(1,894,244)	(71,868,802)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisitions of property and equipment			(898,800)
Net cash used in investing activities			(898,800)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock, net	1,424,800	2,399,800	63,296,975
Proceeds from (payments for) initial public offering of common stock, net			1,447,829
Proceeds from subordinated related party note			3,000,000
Payment of note payable			(3,000,000)
Proceeds from notes payable, related party	280,000	463,000	505,000
Proceeds from related party advances	218,000		456,000
Proceeds from exercise of stock options	1,632		293,749
Proceeds from notes payable	59,750		11,557,750
Repayments of notes payable	(256,748)	(1,020,289)	(3,533,605)
Payment of loan costs		(20,000)	(1,219,268)
Net cash provided by financing activities	1,727,434	1,822,511	72,804,430
Net increase (decrease) in cash and cash equivalents	33,530	(71,733)	36,828
Cash and cash equivalents, beginning of period	3,298	75,031
Cash and cash equivalents, end of period	36,828	3,298	36,828
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Interest paid	173,863	361,947	1,780,464
Income taxes paid
Non cash financing activities:
Common stock issued in settlement of notes payable	$ 1,360,745	$ 2,172,000	$ 3,532,745

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

A summary of the significant accounting policies applied in the presentation of the accompanying consolidated financial statements follows:

Basis and business presentation

Bioheart, Inc (the “Company”) was incorporated under the laws of the State of Florida in August 1999.  The Company is in the development stage, as defined by Accounting Standards Codification subtopic 915-10, Development Stage Entities ("ASC 915-10") and is the cardiovascular sector of the cell technology industry delivering cell therapies and biologics that help address congestive heart failure, lower limb ischemia, chronic heart ischemia, acute myocardial infarctions and other issues. To date, the Company has not generated significant sales revenues, has incurred expenses and has sustained losses.  Consequently, its operations are subject to all the risks inherent in the establishment of a new business enterprise.  For the period from inception through December 31, 2011, the Company has accumulated a deficit through its development stage of $111,021,257.

The consolidated financial statements include the accounts of the Company, and its wholly-owned subsidiaries.  All significant intercompany balances and transactions have been eliminated in consolidation.

Estimates

The preparation of the consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect certain reported amounts and disclosures.  The most significant estimates are those used in determination of derivative liabilities and stock compensation. Accordingly, actual results could differ from those estimates.

Revenue Recognition

The Company recognizes revenue in accordance with Accounting Standards Codification subtopic 605-10, Revenue Recognition (“ASC 605-10”) which requires that four basic criteria must be met before revenue can be recognized: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred; (3) the selling price is fixed and determinable; and (4) collectability is reasonably assured. Determination of criteria (3) and (4) are based on management's judgments regarding the fixed nature of the selling prices of the products delivered and the collectability of those amounts. Provisions for discounts and rebates to customers, estimated returns and allowances, and other adjustments are provided for in the same period the related sales are recorded.

At the time of each transaction, management assesses whether the fee associated with the transaction is fixed or determinable and whether or not collection is reasonably assured. The assessment of whether the fee is fixed or determinable is based upon the payment terms of the transaction. If a significant portion of a fee is due after our normal payment terms or upon implementation or client acceptance, the fee is accounted for as not being fixed or determinable and revenue is recognized as the fees become due or after implementation or client acceptance has occurred. Collectability is assessed based on a number of factors, including past transaction history with the client and the creditworthiness of the client.

The Company accounts for Multiple-Element Arrangements under ASC 605-10 which incorporates Accounting Standards Codification subtopic 605-25, Multiple-Element Arrangements (“ASC 605-25”). ASC 605-25 addresses accounting for arrangements that may involve the delivery or performance of multiple products, services and/or rights to use assets.

Unbilled revenue is revenue that is recognized but is not currently billable to the customer pursuant to contractual terms. In general, such amounts become billable in accordance with predetermined payment schedules, but recognized as revenue as services are performed. Amounts included in unbilled revenue are expected to be collected within one year and are included within current assets.

Cash

The Company considers cash to consist of cash on hand and temporary investments having an original maturity of 90 days or less that are readily convertible into cash.

Accounts Receivable

Trade receivables are carried at their estimated collectible amounts. Trade credit is generally extended on a short-term basis; thus trade receivables do not bear interest. Trade accounts receivable are periodically evaluated for collectability based on past credit history with customers and their current financial condition.

Allowance for Doubtful Accounts

Any changes to the allowance for doubtful accounts on accounts receivable are charged to operations in amounts sufficient to maintain the allowance for uncollectible accounts at a level management believes is adequate to cover any probable losses. Management determines the adequacy of the allowance based on historical write-off percentages and the current status of accounts receivable. Accounts receivable are charged off against the allowance when collectability is determined to be permanently impaired. As of December 31, 2011 and 2010, allowance for doubtful accounts was $8,751 and $7,485, respectively.

Long-Lived Assets

The Company follows FASB ASC 360-10-15-3, “Impairment or Disposal of Long-lived Assets,” which established a “primary asset” approach to determine the cash flow estimation period for a group of assets and liabilities that represents the unit of accounting for a long-lived asset to be held and used.  Long-lived assets to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.  The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset.  Long-lived assets to be disposed of are reported at the lower of carrying amount or fair value less cost to sell.

Other assets

During the year ended December 31, 2011, the Company’s management performed an evaluation of its other assets (cost basis investment) for purposes of determining the implied fair value of the asset at December 31, 2011. The test indicated that the recorded remaining book value of its investment exceeded its fair value for the year ended December 31, 2011, as determined by discounted future cash flows.  As a result, upon completion of the assessment, management recorded a non-cash impairment charge of $58,695, net of tax, or $0.00 per share during the year ended December 31, 2011 to reduce the carrying value of the investment to $-0-. Considerable management judgment is necessary to estimate the fair value.  Accordingly, actual results could vary significantly from management’s estimates.

Property and Equipment

Property and equipment are stated at cost. When retired or otherwise disposed, the related carrying value and accumulated depreciation are removed from the respective accounts and the net difference less any amount realized from disposition, is reflected in earnings. For financial statement purposes, property and equipment are recorded at cost and depreciated using the straight-line method over their estimated useful lives of 3 to 15 years.

Income Taxes

The Company has adopted Accounting Standards Codification subtopic 740-10, Income Taxes (“ASC 740-10”) which requires the recognition of deferred tax liabilities and assets for the expected future tax consequences of events that have been included in the financial statement or tax returns. Under this method, deferred tax liabilities and assets are determined based on the difference between financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.  Temporary differences between taxable income reported for financial reporting purposes and income tax purposes consist primarily of derivative liability and stock compensation accounting versus tax basis.

Comprehensive Income

The Company does not have any items of comprehensive income in any of the periods presented.

Net Loss per Common Share, basic and diluted

The Company has adopted Accounting Standards Codification subtopic 260-10, Earnings Per Share (“ASC 260-10”) specifying the computation, presentation and disclosure requirements of earnings per share information. Basic loss per share has been calculated based upon the weighted average number of common shares outstanding. Stock options and warrants have been excluded as common stock equivalents in the diluted loss per share because their effect is anti-dilutive on the computation. Fully diluted shares outstanding were 57,089,902 and 27,167,539 for the years ended December 31, 2011 and 2010, respectively.

Stock based compensation

The Company follows Accounting Standards Codification subtopic 718-10, Compensation (“ASC 718-10”) which requires that all share-based payments to both employees and non employees be recognized in the income statement based on their fair values.  (See Note 9)

As of December 31, 2011, there were outstanding stock options to purchase 4,878,366 shares of common stock, 3,374,463 shares of which were vested.

Concentrations of Credit Risk

The Company’s financial instrument that is exposed to a concentration of credit risk is cash and accounts receivable.  Effective December 31, 2010 and extending through December 31, 2012, all non-interest-bearing transaction accounts are fully insured by the Federal Deposit Insurance Corporation (FDIC), regardless of the balance of the account. Generally, the Company’s cash and cash equivalents in interest-bearing accounts does not exceed FDIC insurance limits. The financial stability of these institutions is periodically reviewed by senior management.

As of December 31, 2011, three customers represented 98% of the Company’s accounts receivable. As of December 31, 2010, one customer represented 53% of the Company’s accounts receivable

The Company’s revenues earned from sale of products and services for the year ended December 31, 2011 included 100% of the Company’s total revenues from one customer. For the year ended December 31, 2010, Company’s revenues earned from sale of products and services included 48% and 32% of the Company’s total revenues from two customers.

Reliance on Key Personnel and Consultants

The Company has 6 full-time employees and no part-time employees.   The Company is heavily dependent on the continued active participation of these current executive officers, employees and key consultants. The loss of any of the senior management or key consultants could significantly and negatively impact the business until adequate replacements can be identified and put in place.

Research and Development

The Company accounts for research and development costs in accordance with Accounting Standards Codification subtopic 730-10, Research and Development (“ASC 730-10”). Under ASC 730-10, all research and development costs must be charged to expense as incurred. Accordingly, internal research and development costs are expensed as incurred.  Third-party research and development costs are expensed when the contracted work has been performed or as milestone results have been achieved as defined under the applicable agreement. Company-sponsored research and development costs related to both present and future products are expensed in the period incurred. The Company incurred research and development expenses of $465,461, $1,467,078 and $64,291,112 for the years ended December 31, 2011 and 2010, and from August 12, 1999 (date of inception) to December 31, 2011. respectively.

Research Grants

On November 1, 2010, Bioheart, Inc. (the “Company”) received written notice of approval of a grant in the approximate amount of $244,500 under the qualifying therapeutic discovery project under section 48D of the Internal Revenue code. This is being shown as Other income.

Fair Value

Accounting Standards Codification subtopic 825-10, Financial Instruments (“ASC 825-10”) requires disclosure of the fair value of certain financial instruments. The carrying value of cash and cash equivalents, accounts payable and accrued liabilities, and short-term borrowings, as reflected in the balance sheets, approximate fair value because of the short-term maturity of these instruments.  All other significant financial assets, financial liabilities and equity instruments of the Company are either recognized or disclosed in the financial statements together with other information relevant for making a reasonable assessment of future cash flows, interest rate risk and credit risk. Where practicable the fair values of financial assets and financial liabilities have been determined and disclosed; otherwise only available information pertinent to fair value has been disclosed.

The company follows Accounting Standards Codification subtopic 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”) and Accounting Standards Codification subtopic 825-10, Financial Instruments (“ASC 825-10”), which permits entities to choose to measure many financial instruments and certain other items at fair value. Neither of these statements had an impact on the Company’s financial position, results of operations nor cash flows.

 Reclassification

Certain reclassifications have been made to years'’ data to conform with the current year’s presentation. These reclassifications had no effect on reported income or losses.

Recent Accounting Pronouncements

There were various updates recently issued, most of which represented technical corrections to the accounting literature or application to specific industries and are not expected to a have a material impact on the Company's consolidated financial position, results of operations or cash flows.

GOING CONCERN MATTERS	12 Months Ended
Dec. 31, 2011
Going Concern Matters [Abstract]
GOING CONCERN MATTERS

NOTE 2 – GOING CONCERN MATTERS

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. As shown in the accompanying consolidated financial statements during year ended December 31, 2011, the Company incurred net losses attributable to common shareholders of $4,697,037 and used $1,693,904 in cash for operating activities. The Company had generated minimal revenues, had recurring losses and significant accumulated deficit since inception. These factors among others may indicate that the Company will be unable to continue as a going concern for a reasonable period of time.

The Company’s existence is dependent upon management’s ability to develop profitable operations and to obtain additional funding sources. There can be no assurance that the Company’s financing efforts will result in profitable operations or the resolution of the Company’s liquidity problems. The accompanying statements do not include any adjustments that might result should the Company be unable to continue as a going concern.

INVENTORY	12 Months Ended
Dec. 31, 2011
Inventory Disclosure [Abstract]
INVENTORY

NOTE 3 – INVENTORY

Inventory consists of raw materials. Costs of raw materials are determined using the FIFO method. Inventory is stated at the lower of costs or market (estimated net realizable value).

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 – PROPERTY AND EQUIPMENT

Property and equipment as of December 31, 2011 and 2010 is summarized as follows:

	2011	2010
Laboratory and medical equipment	$352,358	$352,358
Furniture, fixtures and equipment	130,916	130,916
Computer equipment	53,481	53,481
Leasehold improvements	362,046	362,046
	898,801	898,801
Less accumulated depreciation and amortization	(883,325)	(851,362)
	$15,476	$47,439

Property and equipment are recorded on the basis of cost. For financial statement purposes, property, plant and equipment are depreciated using the straight-line method over their estimated useful lives.

Expenditures for repair and maintenance which do not materially extend the useful lives of property and equipment are charged to operations. When property or equipment is sold or otherwise disposed of, the cost and related accumulated depreciation are removed from the respective accounts with the resulting gain or loss reflected in operations. Management periodically reviews the carrying value of its property and equipment for impairment.

ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2011
Payables and Accruals [Abstract]
ACCRUED EXPENSES

NOTE 5 – ACCRUED EXPENSES

Accrued expenses consisted of the following as of December 31, 2011 and 2010:

	2011	2010
License and royalty fees	$1,540,204	$1,090,000
Amounts payable to the Guarantors of the Company’s loan agreement with Bank of America and Seaside Bank, including fees and interest	1,164,306	1,102,941
Interest payable on notes payable	732,556	595,342
Vendor accruals and other	115,312	582,403
Employee commissions, compensation, etc	329,737	208,239
Other	-	2,520
	$3,882,115	$3,581,445

NOTES PAYABLE	12 Months Ended
Dec. 31, 2011
Notes Payable [Abstract]
NOTES PAYABLE

NOTE 6 – NOTES PAYABLE

Notes payable were comprised of the following as of December 31, 2011 and 2010:

	2011	2010
Seaside Bank note payable. Terms described below	$980,000	$980,000
BlueCrest Capital Finance note payable. Monthly payments of principal and interest as described below, net of unamortized debt discount of $96,218 and $317,709 respectively	711,609	1,958,834
Short-term note payable, net of unamortized debt discount of $-0- and $58,708 respectively. Terms described below	1,384,972	1,326,264
Short-term note payable, net of unamortized debt discount of $11,391. Terms described below	23,609	—
Short-term note payable, net of unamortized debt discount of $4,721. Terms described below	7,854	—
Short-term note payable, net of unamortized debt discount of $60,663. Terms described below	79,066	—
Short-term note payable, net of unamortized debt discount of $8,552. Terms described below	45,652	—
	3,232,762	4,265,098
Less current portion	(3,232,762)	(3,232,271)
Notes payable – long term	$—	$1,032,827

Seaside Bank

On October 25, 2010, the Company entered into a Loan Agreement with Seaside National Bank and Trust for a $980,000 loan at 4.25% per annum interest that was be used to refinance the Company’s loan with a previous Bank of America loan. The obligation was guaranteed by shareholders of the Company.

In connection with the Loan Agreement with Seaside Bank and Trust Company, the Company made and delivered a promissory note in the principal amount of the loan that matures in two years.. In connection with the loan transaction with Seaside Bank and Trust Company, the Company entered into an Amended and Restated Loan and Security Agreement with BlueCrest Venture Finance Master Fund Limited.

BlueCrest Capital Finance Note Payable

On June 1, 2007, the Company closed on a $5.0 million senior loan from BlueCrest Capital Finance, L.P. with a term of 36 months which bears interest at an annual rate of 12.85% (the “BlueCrest Loan”). The first three months required payment of interest only with equal principal and interest payments over the remaining 33 months. As consideration for the loan, the Company issued to BlueCrest Capital Finance, L.P. a warrant to purchase 65,030 shares of common stock at an exercise price of $7.69 per share. The warrant, which became exercisable one year following the date the warrant was issued, has a ten year term. This warrant had a fair value of $455,483, which was accounted for as additional paid in capital and reflected as a component of debt discount and is being amortized as interest expense ratably over the term of the loan. The Company also paid the lender a fee of $100,000 to cover diligence and other costs and expenses incurred in connection with the loan. On August 31, 2007, BlueCrest Capital Finance, L.P. assigned its rights, liabilities, duties and obligations under the BlueCrest Loan and warrant to BlueCrest Venture Finance Master Fund Limited (“BlueCrest”).

The loan may be prepaid in whole but not in part. As collateral to secure its repayment obligations under the loan, the Company granted BlueCrest a first priority security interest in all of the Company’s assets, excluding intellectual property but including the proceeds from any sale of any of the Company’s intellectual property. The loan has certain restrictive terms and covenants including among others, restrictions on the Company’s ability to incur additional senior or pari-passu indebtedness or make interest or principal payments on other subordinate loans.

In the event of an uncured event of default under the loan, all amounts owed to BlueCrest are immediately due and payable and BlueCrest has the right to enforce its security interest in the assets securing the loan. During the continuance of an event of default, all outstanding amounts under the loan will bear interest (payable on demand) at an annual rate of the 14.85%. In addition, any unpaid amounts are subject, until paid, to a service charge in an amount equal to two percent (2%) of the unpaid amount. Events of default include, among others, the Company’s failure to timely make payments of principal when due, the Company’s uncured failure to timely pay any other amounts owing to BlueCrest under the loan, the Company’s material breach of the representations and warranties contained in the loan agreement and the Company’s default in the payment of any debt to any of its other lenders in excess of $100,000 or any other default or breach under any agreement relating to such debt, which gives the holders of such debt the right to accelerate the debt.

On January 2, 2009, the Company failed to make the monthly payment of principal and interest of approximately $181,000 due on such date. On January 28, 2009, the Company received from BlueCrest notice of this event of default (the “Default Notice”) under the BlueCrest Loan. By reason of the stated event, BlueCrest demanded payment of a 2% late fee of approximately $3,600, together with the principal and interest payment of approximately $181,000. On February 2, 2009, the Company received from BlueCrest notice of acceleration of the outstanding principal amount of the BlueCrest Loan and demanded repayment in full of all outstanding principal and accrued interest on the loan, including late fees, in the aggregate amount of $2,947,045. (The acceleration notice, together with the Default Notice, are referred to as the “Notices”).

The Company and BlueCrest entered into an amendment to the BlueCrest Loan as of April 2, 2009 (the “ BlueCrest Loan Amendment”), that, among other things, includes BlueCrest’s agreement to forbear from exercising any of its rights or remedies regarding the defaults described in Notices (the “Forbearance”) as long as there are no new defaults under the BlueCrest Loan, as amended.

The BlueCrest Loan Amendment, (a) increases the amount of permitted unsecured indebtedness of the Company, (b) amended the amortization schedule for the Loan to provide for interest-only payments until July 1, 2009, at which time monthly principal and interest payments of $262,692 will commence, and (c) prohibits the Company from granting any lien against its intellectual property and grants to BlueCrest a lien against the Company’s intellectual property that will become effective in the event of a default. In addition, the Company issued BlueCrest a warrant to purchase 1,315,542 shares of the Company’s common stock at $0.53 per share. The fair value of the issued warrants of $539,676 was determined using the Black Scholes Option Pricing Model and was recorded as a debt discount and amortized ratably over the term of the loan. In connection with the BlueCrest Loan Amendment the Company paid BlueCrest accrued interest in the aggregate amount of $126,077. The Company also paid BlueCrest a fee of $15,000. Effective July 1, 2009, the Company and BlueCrest agreed to enter into an amendment to the BlueCrest Loan to amend the amortization schedule for the Loan to provide for interest-only payments until January 1, 2010, at which time monthly principal and interest payments of $139,728 were to commence. In connection with that Amendment the Company issued BlueCrest a warrant to purchase $600,000 of the Company’s common shares and paid a fee of $29,435. The fair value of the issued warrants of $575,529 was determined using the Black Scholes Option Pricing Model and was recorded as a debt discount and amortized ratably over the term of the loan.

Effective December 31, 2009, the Company and BlueCrest entered into an amendment to the BlueCrest Loan to amend the amortization schedule for the Loan to provide for interest-only payments until July 1, 2010, at which time monthly principal and interest payments of $139,728.82 were to commence. In connection with that Amendment, the Company issued BlueCrest a warrant to purchase $600,000 of the Company’s common shares and paid a fee of $20,000. The Company also provided BlueCrest with a lien on its Intellectual Property. The fair value of the issued warrants of $507,606 was determined using the Black Scholes Option Pricing Model and was recorded as a debt discount and amortized ratably over the term of the loan.

The outstanding principal amount of the Loan as of December 31, 2010 was $2,276,543.03. On January 7, 2011, BlueCrest agreed with the Company and Magna Group, LLC (“Magna”) to split the note evidencing the Loan into two notes aggregating the outstanding principal balance, with the new note being in the principal amount of $139,729.82, the amount of the monthly payment due on the BlueCrest loan (the “New Note”). The Company exchanged the BlueCrest note for a convertible note with Magna in consideration for a payment by Magna to BlueCrest of $139,729.82. Additionally, Magna purchased a $25,000 convertible note from the Company (the “Convertible Note”).  On July 18, 2011, the Company issued 625,000 shares of its common stock in settlement of the convertible note and related accrued interest.

The loans evidenced by the New Magna Convertible Note are in the nature of convertible debt evidenced by two unsecured convertible promissory notes, each bearing interest at the rate of 8% per annum, payable at maturity and each convertible into common stock of the Company at a price that is 50% less than the average of the closing prices for the Company’s shares for the five (5) days prior to the Lenders’ election to exercise its conversion right.

•	In January 2011, the Company issued an aggregate of 538,542 shares of our common stock in connection with the conversion of $87,729 of the convertible note.

•	In February 2011, the Company issued an aggregate of 421,392 shares of our common stock in connection with the conversion of the remaining balance of $52,000 of the convertible note.

On May 16, 2011, BlueCrest agreed with the Company and Magna Group, LLC (“Magna”) to again split the note evidencing the Loan into two notes aggregating the outstanding principal balance, with the new note being in the principal amount of $139,729.82, the amount of the monthly payment due on the BlueCrest loan (the “New Note”). The New Note was assigned to Magna in consideration for a payment by them to BlueCrest of $139,729.82, and thereafter exchanged for a new Convertible Note. Additionally, Magna purchased a $34,750 convertible note from the Company (the “Convertible Note”).

The loans evidenced by the New Note and Convertible Note are in the nature of convertible debt evidenced by two unsecured convertible promissory notes, each bearing interest at the rate of 8% per annum, payable at maturity and each convertible into common stock of the Company at a price that is 45% less than the average of the closing prices for the Company’s shares for the five (5) days prior to the Lenders’ election to exercise its conversion right.

•	In June 2011, the Company issued an aggregate of 338,834 shares of our common stock in connection with the conversion of $29,729 of the convertible note.

•	In July 2011, the Company issued an aggregate of 2,304,615 shares of our common stock in connection with the conversion of $110,000 of the convertible note.

On June 15, 2011, BlueCrest agreed with the Company and Lotus Funding Group, LLC (“Lotus”) to split the note evidencing the Loan into two notes aggregating the outstanding principal balance, with the new note being in the principal amount of $139,729.82, the amount of the monthly payment due on the BlueCrest loan (the “New Note”). The New Note was assigned to Lotus in consideration for a payment by them to BlueCrest of $139,729.82, and thereafter exchanged for a new Convertible Note.

The loan evidenced by the New Note is in the nature of convertible debt evidenced by an unsecured convertible promissory note, bearing interest at the rate of 8% per annum, payable at maturity and convertible into common stock of the Company at a price that is 50% less than the average of the closing prices for the Company’s shares for the five (5) days prior to the Lenders’ election to exercise its conversion right.

•	In June 2011, the Company issued an aggregate of 836,775 shares of our common stock in connection with the conversion of $40,000 of the convertible note.
•	In July 2011, the Company issued an aggregate of 2,594,458 shares of our common stock in connection with the conversion of $99,729 of the convertible note.

On July 8, 2011, BlueCrest agreed with the Company and Greystone Capital  (“Greystone”) to split the note evidencing the Loan into two notes aggregating the outstanding principal balance, with the new note being in the principal amount of $140,380.21, the amount of the monthly payment due on the BlueCrest loan (the “New Note”). The New Note was assigned to Greystone in consideration for a payment by them to BlueCrest of $140,380.21, and thereafter exchanged for a new Convertible Note.

The loan evidenced by the New Note is in the nature of convertible debt evidenced by an unsecured convertible promissory note, bearing interest at the rate of 8% per annum, payable at maturity and convertible into common stock of the Company at a price that is 50% less than the average of the closing prices for the Company’s shares for the five (5) days prior to the Lenders’ election to exercise its conversion right.

•	In July 2011, the Company issued an aggregate of 3,829,001 shares of our common stock in connection with the conversion of the $140,380.21 convertible note.

On August 1, 2011, BlueCrest agreed with the Company and Greystone Capital  (“Greystone”) to again split the note evidencing the Loan into two notes aggregating the outstanding principal balance, with the new note being in the principal amount of $139,728.82, the amount of the monthly payment due on the BlueCrest loan (the “New Note”). The New Note was assigned to Greystone in consideration for a payment by them to BlueCrest of $139,728.82, and thereafter exchanged for a new Convertible Note.

The loan evidenced by the New Note is in the nature of convertible debt evidenced by an unsecured convertible promissory note, bearing interest at the rate of 8% per annum, payable at maturity and convertible into common stock of the Company at a price that is 50% less than the average of the closing prices for the Company’s shares for the five (5) days prior to the Lenders’ election to exercise its conversion right.

•	In August 2011, the Company issued an aggregate of 3,358,866 shares of our common stock in connection with the conversion of the $139,728.82 convertible note.

On September 1, 2011, BlueCrest agreed with the Company and Greystone Capital  (“Greystone”) to again split the note evidencing the Loan into two notes aggregating the outstanding principal balance, with the new note being in the principal amount of $139,728.82, the amount of the monthly payment due on the BlueCrest loan (the “New Note”). The New Note was assigned to Greystone in consideration for a payment by them to BlueCrest of $139,728.82, and thereafter exchanged for a new Convertible Note.

The loan evidenced by the New Note is in the nature of convertible debt evidenced by an unsecured convertible promissory note, bearing interest at the rate of 8% per annum, payable at maturity and convertible into common stock of the Company at a price that is 65% less than the average of the closing prices for the Company’s shares for the five (5) days prior to the Lenders’ election to exercise its conversion right.

•	In September 2011, the Company issued an aggregate of 5,769,150 shares of our common stock in connection with the conversion of the $139,728.82 convertible note.

On October 1, 2011, BlueCrest agreed with the Company and Greystone Capital  (“Greystone”) to again split the note evidencing the Loan into two notes aggregating the outstanding principal balance, with the new note being in the principal amount of $139,728.82, the amount of the monthly payment due on the BlueCrest loan (the “New Note”). The New Note was assigned to Greystone in consideration for a payment by them to BlueCrest of $139,728.82, and thereafter exchanged for a new Convertible Note.

The loan evidenced by the New Note is in the nature of convertible debt evidenced by an unsecured convertible promissory note, bearing interest at the rate of 8% per annum, payable at maturity and convertible into common stock of the Company at a price that is 65% less than the average of the closing prices for the Company’s shares for the ten (10) days prior to the Lenders’ election to exercise its conversion right.

•	In October 2011, we issued an aggregate of 4,997,487 shares of our common stock in connection with the conversion of the $115,144 convertible note.
•	In November 2011, we issued an aggregate of 500,000 shares of our common stock in connection with the conversion of $12,010 convertible note.

On November 1, 2011, BlueCrest agreed with the Company and Greystone Capital  (“Greystone”) to again split the note evidencing the Loan into two notes aggregating the outstanding principal balance, with the new note being in the principal amount of $139,728.82, the amount of the monthly payment due on the BlueCrest loan (the “New Note”). The New Note was assigned to Greystone in consideration for a payment by them to BlueCrest of $139,728.82, and thereafter exchanged for a new Convertible Note.

The loan evidenced by the New Note is in the nature of convertible debt evidenced by an unsecured convertible promissory note, bearing interest at the rate of 8% per annum, payable at maturity and convertible into common stock of the Company at a price that is 65% less than the average of the closing prices for the Company’s shares for the ten (10) days prior to the Lenders’ election to exercise its conversion right.

On December 1, 2011, BlueCrest agreed with the Company and Greystone Capital  (“Greystone”) to again split the note evidencing the Loan into two notes aggregating the outstanding principal balance, with the new note being in the principal amount of $139,728.82, the amount of the monthly payment due on the BlueCrest loan (the “New Note”). The New Note was assigned to Greystone in consideration for a payment by them to BlueCrest of $139,728.82, and thereafter exchanged for a new Convertible Note.

The loan evidenced by the New Note is in the nature of convertible debt evidenced by an unsecured convertible promissory note, bearing interest at the rate of 8% per annum, payable at maturity and convertible into common stock of the Company at a price that is 65% less than the average of the closing prices for the Company’s shares for the ten (10) days prior to the Lenders’ election to exercise its conversion right.

For the year ended December 31, 2011 the Company paid $1,468,716 in principal and $208,678 in interest. As of December 31, 2011 the balance due under the Loan is $807,827.

Short-term Notes Payable

On August 20, 2008, the Company borrowed $1.0 million from a third party pursuant to the terms of an unsecured Promissory Note and Agreement. Outstanding principal and interest on the loan, which accrues at the rate of 13.5% per annum, is payable in one balloon payment upon the Company’s repayment of the BlueCrest Loan, which is scheduled to mature in May 2010, however the Company is not obligated to make payments until BlueCrest Loan is paid off. In the event the Company completes a private placement of its common stock and/or securities exercisable for or convertible into its common stock which generates at least $19.0 million of gross proceeds, the Company may prepay, without penalty, all outstanding principal and interest due under the loan using the same type of securities issued in the subject private placement. Because repayment of the loan could occur within 12 months from the date of the balance sheet, the Company has classified this loan as short term. Subject to certain conditions, at the end of each calendar quarter during the time the loan is outstanding, the Company may, but is not required to, pay all or any portion of the interest accrued but unpaid as of such date with shares of its common stock. In April 2009, as consideration for the authorization to amend certain documents related to the Note, the Company issued to the Noteholder a warrant to purchase 451,053 shares of common stock at an exercise price of $0.5321 per share.

The warrant, which became exercisable immediately upon issuance, has a ten year term. This warrant had a fair value of $195,694, which was accounted for as additional paid in capital and reflected as a component of debt discount and is being amortized as interest expense ratably over the term of the loan. The Company amortized $58,708 and $78,278 to current period operations for the year ended December 31, 2011 and 2010, respectively.

At December 31, 2011 and December 31, 2010, the Company has two other outstanding notes payable with interest at 8% per annum due at maturity. The two notes, $61,150 and $323,822 are payable in one balloon payment upon the date the Noteholder provides written demand, however the Company is not obligated to make payments until the BlueCrest Loan is paid off.

On January 7, 2011, the Company issued a $139,729 Unsecured Convertible Note that matures in January 1, 2012 in exchange for Bluecrest Capital Finance note payable. Note bears interest at a rate of 8% per annum and is convertible into shares of the Company’s common stock, at a conversion rate of 50% of the five lowest closing prices for the common stock during the five trading day period prior to date of conversion.

The Company’s identified embedded derivatives related to the Convertible Promissory Note entered into on January 3, 2011. These embedded derivatives included certain conversion features. The accounting treatment of derivative financial instruments requires that the Company record fair value of the derivatives as of the inception date of the Convertible Promissory Note and to fair value as of each subsequent balance sheet date. At the inception of the Convertible Promissory Note, the Company determined a fair value $146,013 of the embedded derivative. The fair value of the embedded derivative was determined using the Binomial Lattice Pricing Model based on the following assumptions:

Dividend yield:	-0-%
Volatility	169.48%
Risk free rate:	0.19%

The initial fair value of the embedded debt derivative of $146,013 was allocated as a debt discount up to the proceeds of the note ($139,729) with the remainder ($6,284) charged to current period operations as interest expense.

During the year ended December 31, 2011, the Company issued an aggregate of 959,934 shares of common stock valued at $276,017, in settlement of the Convertible Promissory Note of $139,729 and balance $136,288 charged to operation for current quarter.

On January 3, 2011, the Company issued a $25,000 Unsecured Convertible Note that matures in January 2012. Note bears interest at a rate of 8% per annum and is convertible into shares of the Company’s common stock, at a conversion rate of 50% of the three lowest closing prices for the common stock during the ten trading day period prior to date of conversion, minimum conversion rate of $0.0025 per share.

In conjunction with the issuance of the Unsecured Convertible Note on May 16, 2011, the Company determined that there were insufficient authorized shares to meet possible conversion demands after considering prior issued and outstanding common shares and other common stock equivalents, therefore the Company bifurcated the embedded conversion option in connection to the note. The accounting treatment of derivative financial instruments requires that the Company record fair value of the derivatives as of the inception date of the Convertible Promissory Note and to fair value as of each subsequent balance sheet date. At May 16, 2011, the Company determined a fair value $51,130 of the embedded derivative. The fair value of the embedded derivative was determined using the Binomial Lattice Pricing Model based on the following assumptions:

Dividend yield:	-0-%
Volatility	181.64%
Risk free rate:	0.18%

The initial fair value of the embedded debt derivative of $51,130 was allocated as a reclassification from equity of a previously recorded beneficial conversion feature ($25,000) with the remainder ($26,130) charged to current period operations as interest expense.

In accordance with ASC 470-20, the Company recognized an embedded beneficial conversion feature present in Convertible Note. The Company allocated a portion of the proceeds equal to the intrinsic value of that feature to additional paid-in capital and a discount against the Convertible Note.

The total debt discount attributed to the beneficial conversion feature and common stock issued in the amount of $25,000 is charged operations ratably over the note term as interest expense.

For the year ended December 31, 2011, the Company amortized $25,000 of debt discount to current period operations as interest expense.

During the year ended December 31, 2011, the Company issued an aggregate of 625,000 shares of common stock valued at $59,375, in settlement of the Convertible Promissory Note of $25,000 and balance $34,375 charged to derivative liability.

On May 16, 2011, the Company issued a $139,729 Unsecured Convertible Note that matures in May 16, 2012 in exchange for Bluecrest Capital Finance note payable. Note bears interest at a rate of 8% per annum and is convertible into shares of the Company’s common stock, at a conversion rate of 55% of the five lowest closing prices for the common stock during the five trading day period prior to date of conversion, minimum conversion rate of $0.001 per share.

The Company determined that there were insufficient authorized shares to meet possible conversion demands after considering prior issued and outstanding common shares and other common stock equivalents, therefore the Company bifurcated the embedded conversion option in connection to the note The accounting treatment of derivative financial instruments requires that the Company record fair value of the derivatives as of the inception date of the Convertible Promissory Note and to fair value as of each subsequent balance sheet date. At the inception of the Convertible Promissory Note, the Company determined a fair value $261,387 of the embedded derivative. The fair value of the embedded derivative was determined using the Binomial Lattice Pricing Model based on the following assumptions:

Dividend yield:	-0-%
Volatility	181.64%
Risk free rate:	0.18%

The initial fair value of the embedded debt derivative of $261,387 was allocated as a debt discount up to the proceeds of the note ($139,729) with the remainder ($121,658) charged to current period operations as interest expense.

The total debt discount attributed to the beneficial conversion feature and common stock issued in the amount of $139,729 is charged to operations ratably over the note term as interest expense.

During the year ended December 31, 2011, the Company issued an aggregate of 2,565,985 shares of common stock in settlement of $139,729 towards the convertible note.

For the year ended December 31, 2011, the Company amortized $139,729 of debt discount to current period operations as interest expense.

On May 16, 2011, the Company issued a $34,750 Unsecured Convertible Note that matures in January 2012. Note bears interest at a rate of 8% per annum and is convertible into shares of the Company’s common stock, at a conversion rate of 50% of the three lowest closing prices for the common stock during the ten trading day period prior to date of conversion, minimum conversion rate of $0.001 per share.

The Company determined that there were insufficient authorized shares to meet possible conversion demands for a portion of the Unsecured Convertible Note ($12,236) after considering prior issued and outstanding common shares and other common stock equivalents, therefore the Company bifurcated the embedded conversion option in connection to the note. The accounting treatment of derivative financial instruments requires that the Company record fair value of the derivatives as of the inception date of the Convertible Promissory Note and to fair value as of each subsequent balance sheet date. At the inception of the Convertible Promissory Note, the Company determined a fair value $22,889 of the embedded derivative. The fair value of the embedded derivative was determined using the Binomial Lattice Pricing Model based on the following assumptions:

Dividend yield:	-0-%
Volatility	181.64%
Risk free rate:	0.18%

The initial fair value of the embedded debt derivative of $22,889 was allocated as a debt discount up to the proceeds of the note ($12,236) with the remainder ($10,653) charged to current period operations as interest expense.

In accordance with ASC 470-20, the Company recognized an embedded beneficial conversion feature present in the remainder of the Convertible Note ($22,514). The Company allocated a portion of the proceeds equal to the intrinsic value of that feature to additional paid-in capital and a discount against the Convertible Note.

The total debt discount attributed to the beneficial conversion feature and common stock issued in the amount of $34,750 is charged operations ratably over the note term as interest expense.

For the year ended December 31, 2011, the Company amortized $34,750 of debt discount to current period operations as interest expense and paid balance of the note and related accrued interest.

On June 15, 2011, the Company issued a $139,729 Unsecured Convertible Note that matures in June 15, 2012 in exchange for Bluecrest Capital Finance note payable. Note bears interest at a rate of 8% per annum and is convertible into shares of the Company’s common stock, at a conversion rate of 50% of the three lowest closing prices for the common stock during the ten trading day period prior to date of conversion, minimum and maximum conversion rate of $0.01 and $0.13 per share, respectively.

In accordance with ASC 470-20, the Company recognized an embedded beneficial conversion feature present in Convertible Note. The Company allocated a portion of the proceeds equal to the intrinsic value of that feature to additional paid-in capital and a discount against the Convertible Note.

The total debt discount attributed to the beneficial conversion feature and common stock issued in the amount of $107,484 is charged operations ratably over the note term as interest expense. During the year ended December 31, the Company issued an aggregate of 3,431,233 shares of common stock in settlement of $139,729 towards the convertible note.

For the year ended December 31, 2011, the Company amortized and wrote off $107,484 to current period operations as interest expense.

On September 28, 2011, the Company issued a $35,000 Unsecured Convertible Note that matures in September 2012. Note bears interest at a rate of 8% per annum and is convertible into shares of the Company’s common stock, at a conversion rate of the lower of $0.13 per share or 65% of the three lowest closing prices for the common stock during the ten trading day period prior to date of conversion, minimum conversion rate of $0.01 per share.

In accordance with ASC 470-20, the Company recognized an embedded beneficial conversion feature present in the New Note. The Company allocated a portion of the proceeds equal to the intrinsic value of that feature to additional paid-in capital and a discount against  the New Note.

The total debt discount attributed to the beneficial conversion feature and common stock issued in the amount of $15,342 is charged to operations ratably over the note term as interest expense.

For the year ended December 31, 2011, the Company amortized $3,951 to current period operations as interest expense.

During the year ended December 31, 2011, the Company issued an aggregate of  $1,258,212 Unsecured Convertible Notes that matures one year from the date of issuance in exchange for Bluecrest Capital Finance note payable. Notes bear interest at a rate of 8% per annum and is convertible into shares of the Company’s common stock, at a conversion rate of 50% to 65% of the three lowest closing prices for the common stock during the ten trading day period prior to date of conversion, minimum and maximum conversion rate of $0.01 and $0.13 per share, respectively.

In accordance with ASC 470-20, the Company recognized an embedded beneficial conversion feature present in Convertible Notes. The Company allocated a portion of the proceeds equal to the intrinsic value of that feature to additional paid-in capital and a discount against the Convertible Note.

The total debt discount attributed to the beneficial conversion feature and common stock issued in the amount of $603,205 is charged to operations ratably over the note term as interest expense.

For the year ended December 31, 2011, the Company amortized and wrote off $443,744 to current period operations as interest expense.

Notes payable, related party

As of December 31, 2011 and 2010, the Company officers and directors have provided notes in aggregate of $1,500,000 for the years ended December 31, 2011 and 2010. The notes are at 8% per annum and are due upon payoff of the BlueCrest note payable described above.

At December 31, 2011, the Company has outstanding three related party notes payable with interest at 8% per annum due at maturity. The three subordinated notes, $125,000, $100,000 and $140,000 were previously due on October 22, 2012, November 30, 2012 and June 4, 2011 respectively, and are unsecured. The company is not obligated to make payment until BlueCrest loan is paid off.

DERIVATIVE LIABILITY	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE LIABILITY

NOTE 7 – DERIVATIVE LIABILITY

During 2011, in connection with the issuance of convertible notes, the Company had the possibility of exceeding their common shares authorized when considering the number of possible shares that may be issuable to satisfy settlement provisions of these agreements after consideration of all existing instruments that could be settled in shares. The accounting treatment of derivative financial instruments required that the Company reclassify the derivative from equity to a liability at their fair values as of the date possible issuable shares exceeded the authorized level and at fair value as of each subsequent balance sheet date. Any change in fair value was recorded as non-operating, non-cash income or expense at each reporting date. If the fair value of the derivatives was higher at the subsequent balance sheet date, the Company recorded a non-operating, non-cash charge. If the fair value of the derivatives was lower at the subsequent balance sheet date, the Company recorded non-operating, non-cash income.

On September 19, 2011, in conjunction with the increase in authorized number of shares to 195,000,000, the Company determined it had adequate authorized shares to settle all agreements. As such, the Company adjusted the fair value of the remaining derivative liability after note conversions to equity.

STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
Stockholders Equity Note [Abstract]
STOCKHOLDERS' EQUITY

NOTE 8 – STOCKHOLDERS’ EQUITY

Common stock

On September 19, 2011, the Company amended its Articles of Incorporation to increase the number of authorized shares to 200,000,000, consisting of 5,000,000 $0.001 par value preferred stock and 195,000,000 $0.001 common stock.

On August 6, 2008, the Company amended its Articles of Incorporation to increase the number of authorized shares of its common stock from 50 million to 75 million shares. This amendment was approved by the Company’s shareholders at the Annual Meeting of Shareholders held on July 30, 2008.

In September 2007, by way of a written consent, the Company’s shareholders holding a majority of its outstanding shares of common stock, the Company’s shareholders approved an amendment to Bioheart’s Articles of Incorporation, increasing the number of authorized shares of capital stock so that, following the reverse stock split that was effectuated on September 27, 2007, the Company had 50 million shares of common stock authorized with a par value of $0.001 per share and five million shares of preferred stock authorized with a par value of $0.001 per share.

On February 22, 2008 the Company completed its initial public offering ("IPO") pursuant to which it sold 1,100,000 shares of common stock at a price per share of $5.25 for net proceeds of approximately $1.45 million after deducting underwriter discounts of approximately $400,000 and offering costs of approximately $3.92 million. The Consolidated Statement of Cash Flows for the year ended December 31, 2008 reflects the Company’s receipt of approximately $4.24 million of “Proceeds from (payments for) initial public offering of common stock, net”. The $4.24 million cash proceeds figure is approximately $2.79 million higher than the $1.45 million net proceeds figure identified above due to payment of $2.79 million of various offering expenses prior to January 1, 2008.

During the year ended December 31, 2011, the Company issued an aggregate of 1,982,995 shares of its common stock on exercise of options.

During the year ended December 31, 2011, the Company issued an aggregate of 27,120,856 shares of its common stock in exchange for $1,542,109 of outstanding notes payable and related accrued interest.

During the year ended December 31, 2011, the Company issued an aggregate of 1,000,000 shares of its common stock, valued at $115,035, in exchange for services rendered.

During the year ended December 31, 2011, the Company issued an aggregate of 1,272,730 shares of its common stock in settlement of outstanding related party advance in the amount of $140,000.

In 2010, the Company also sold, in a private placement initiated in 2009, an aggregate of 1,512,890 shares of its common stock and warrants (the “Warrants”) to purchase 453,867 shares of its common stock for aggregate gross cash proceeds of approximately $852,964.  The Warrants are (i) exercisable solely for cash at a weighted average exercise price of $0.68 per share, (ii) non-transferable for six months following issuance and (iii) exercisable, in whole or in part, at any time and from time to time during the period commencing on the date that is six months and one day following the date of issuance and ending on the third year anniversary of the date of issuance.

In 2010, the Company issued, in connection with the conversion of $1,121,195 of debt an aggregate of 7,459,720 shares of its common stock and warrants (the “Warrants”) to purchase 3,729,860 shares of its common stock. The Warrants are (i) exercisable solely for cash at an exercise price of $0.15 per share, (ii) non-transferable for six months following issuance and (iii) exercisable, in whole or in part, at any time and from time to time during the period commencing on the date that is six months and one day following the date of issuance and ending on the third year anniversary of the date of issuance. The shares were issued under the same terms as the above mentioned private placement and therefore are included in issuance of common stock in the consolidated statement of shareholders deficit.

In 2010, the Company also sold, in a private placement, an aggregate of 1,553,885 shares of its common stock for aggregate gross cash proceeds of approximately $234,020.

In 2010, the Company also sold, in a private placement, an aggregate of 808,210 shares of its common stock and warrants (the “Warrants”) to purchase 404,105 shares of its common stock for aggregate gross cash proceeds of approximately $135,885.  The Warrants are (i) exercisable solely for cash at a weighted average exercise price of $0.20 per share, (ii) non-transferable for six months following issuance and (iii) exercisable, in whole or in part, at any time and from time to time during the period commencing on the date that is six months and one day following the date of issuance and ending on the third year anniversary of the date of issuance.

As of December 31, 2010 the Company recorded a Subscription Receivable, under the above mentioned private placement, of 20,000 shares of its common stock and warrants (the “Warrants”) to purchase 10,000 shares of its common stock for aggregate gross cash proceeds of approximately $3,800. The Warrants are (i) exercisable solely for cash at a weighted average exercise price of $0.23 per share, (ii) non-transferable for six months following issuance and (iii) exercisable, in whole or in part, at any time and from time to time during the period commencing on the date that is six months and one day following the date of issuance and ending on the third year anniversary of the date of issuance.

In 2010, the Company issued, in connection with services, an aggregate of 529,520 shares of its common stock and warrants (the “Warrants”) to purchase 158,856 shares of its common stock. The Warrants are (i) exercisable solely for cash at a weighted average exercise price of $0.78 per share, (ii) non-transferable for six months following issuance and (iii) exercisable, in whole or in part, at any time and from time to time during the period commencing on the date that is six months and one day following the date of issuance and ending on the third year anniversary of the date of issuance.

In 2010, the Company issued an aggregate of 831,526 shares of its common stock, in connection with the exercise of stock options, issued for Accounts Payables.

In 2010, the Company issued, in connection with the Bank of America guarantor’s liability of $2,172,000 principal along with accrued expenses, an aggregate of 4,794,430 shares of its common stock and warrants (the “Warrants”) to purchase 1,438,329 shares of its common stock. The Warrants are (i) exercisable solely for cash at an weighted average exercise price of $0.74 per share, (ii) non-transferable for six months following issuance and (iii) exercisable, in whole or in part, at any time and from time to time during the period commencing on the date that is six months and one day following the date of issuance and ending on the third year anniversary of the date of issuance.

In December 2009, the Company also sold, in a private placement an aggregate of 255,830 shares of its common stock and warrants (the “Warrants”) to purchase 76,749 shares of its common stock for aggregate gross cash proceeds of approximately $188,996. The Warrants are (i) exercisable solely for cash at a weighted average exercise price of $0.89 per share, (ii) non-transferable for six months following issuance and (iii) exercisable, in whole or in part, at any time and from time to time during the period commencing on the date that is six months and one day following the date of issuance and ending on the third year anniversary of the date of issuance.

In 2009, the Company also sold, in a private placement initiated in 2008, an aggregate of 2,509,480 shares of its common stock and warrants (the “Warrants”) to purchase 752,844 shares of its common stock for aggregate gross cash proceeds of approximately $1.74 million. The Warrants are (i) exercisable solely for cash at a weighted average exercise price of $0.83 per share, (ii) non-transferable for six months following issuance and (iii) exercisable, in whole or in part, at any time and from time to time during the period commencing on the date that is six months and one day following the date of issuance and ending on the third year anniversary of the date of issuance. In connection with the private placement, the Company paid to a finder who introduced certain investors to the Company aggregate cash fees of $17,856 and warrants to purchase 26,592 shares of common stock at a weighted average exercise price of $0.89 per share. The warrants issued to the finder have the same terms and conditions as the Warrants issued in the private placement. The 2008 private placement was closed on October 31, 2009, with total capital raised of $3,887,032.

In 2008, the Company also sold, in a private placement, an aggregate of 1,230,280 shares of its common stock and warrants (the “Warrants”) to purchase 369,084 shares of its common stock for aggregate gross cash proceeds of approximately $2.14 million. The Warrants are (i) exercisable solely for cash at a weighted average exercise price of $2.09 per share, (ii) non-transferable for six months following issuance and (iii) exercisable, in whole or in part, at any time and from time to time during the period commencing on the date that is six months and one day following the date of issuance and ending on the third year anniversary of the date of issuance. In connection with the private placement, the Company paid to a finder who introduced certain investors to the Company aggregate cash fees of $24,325 and warrants to purchase 24,325 shares of common stock at a weighted average exercise price of $1.95 per share. The warrants issued to the finder have the same terms and conditions as the Warrants issued in the private placement.

In 2007, the Company sold 529,432 shares of common stock at a price of $7.69 per share to various investors for net proceeds of approximately $3.9 million.

In 2006, the Company sold 1,069,699 shares of common stock at a price of $7.69 per share to various investors. The Company also issued 63,566 shares in exchange for services at a price ranging from $5.67 to $7.69 per share.

In 2005, the Company sold 1,994,556 shares of common stock at a price of $5.67 per share to various investors. The Company also issued 1,210 shares in exchange for services and issued 95,807 shares in exchange for debt at a price of $5.67 per share.

In 2004, the Company sold 808,570 shares of common stock at a price of $5.67 per share to various investors. The Company also issued 1,854 shares to various vendors in exchange for services valued at $10,500. The Company also issued 15,150 shares to the Company's Chairman of the Board as compensation for services valued at $85,830.

In March 2003, the Company effected a recapitalization. The recapitalization provided two shares of common stock for every one share issued as of that date. The Company's former Chairman of the Board and founding shareholder, who owned 4,405,541 shares of common stock, did not participate in the recapitalization. The number of shares and prices per share in the accompanying financial statements has been retroactively adjusted to reflect the effect of the recapitalization.

After the 2003 recapitalization, the Company sold 561,701 shares of common stock at a price of $5.67 per share to various investors. The Company issued 72,980 shares valued at $416,383 to employees as compensation for services related to the closing of various locations. The Company also issued 4,248 shares to various vendors in exchange for services valued at $24,066 and issued 67,073 shares to the Company's former Chairman of the Board as compensation for services provided to the Company during 2003 and 2002. The shares were valued based on the underlying market price of the common stock and did not differ materially from the fair value of the common stock issued.

In 2002, the Company sold 1,092,883 shares of common stock at a price of $6.47 per share to various investors. The Company also issued 35,137 shares to various vendors in exchange for services valued at $227,503.

In 2001, the Company sold 985,668 shares of common stock at a price of $6.47 per share to various investors. The Company also issued 8,291 shares to various vendors in exchange for services valued at $54,001 and issued 81,084 shares to the Company's Chairman of the Board as compensation for services provided to the Company during 2001.

In 2000, the Company sold 1,493,575 shares of common stock at a price of $6.47 per share to various investors. Of the 1,493,575 shares sold in 2000, payment on 77,222 of these shares was not received until January 2001. The Company also issued 7,964 shares to various vendors in exchange for services valued at $52,001.

In 1999, the Company's former Chairman of the Board and founding shareholder contributed $400,000 to the Company in exchange for 4,324,458 shares of common stock.

Former Chairman of the Board Paid in and Contributed Capital

In 2006, the Company's former Chairman of the Board was issued 2,903 shares of the Company's common stock at a price of $5.67 per share in exchange for $16,443 of services provided during the year.

In 2005, the Company's former Chairman of the Board was issued 95,807 shares of the Company's common stock at a price of $5.67 per share in exchange for $542,787 of debt due to travel and other related expenses advanced by the Company's Chairman of the Board during the previous three years.

The Company's former Chairman of the Board elected not to receive salary payments of $85,830, $130,000 and $250,000 for services provided to the Company during 2004, 2003 and 2002, respectively. Such amounts were converted into 15,150, 22,946 and 44,127 shares of the Company's common stock at a price of $5.67 per share on December 31, 2004 and 2003, respectively, where the 2003 and 2002 shares were both issued in 2003. The shares were valued based on the underlying market price of the common stock and did not differ materially from the fair value of the common stock issued.

In 2001, the Company's former Chairman of the Board also elected not to receive a salary payment or a stock conversion of $250,000 for services provided during 2001.

In 2000, the Company's former Chairman of the Board contributed $800,000 to the Company and elected not to receive payment for $250,000 of salary related to services provided to the Company during 2000. Such amounts were recorded as contributed capital during 2000. On June 28, 2001, the Company's Board of Directors approved the conversion of this contributed capital and salary deferral into 81,084 shares of the Company's common stock at a price of $12.94 per share.

STOCK OPTIONS AND WARRANTS	12 Months Ended
Dec. 31, 2011
Stock Option and Warrants Disclosure [Abstract]
STOCK OPTIONS AND WARRANTS

NOTE 9 – STOCK OPTIONS AND WARRANTS

Stock Options

In December 1999, our Board of Directors and shareholders adopted our 1999 Officers and Employees Stock Option Plan, or the Employee Plan, and the 1999 Directors and Consultants Stock Option Plan, or the Director Plan. The Employee Plan and the Director Plan are collectively referred to herein as the Plans. The Plans are administered by the Board of Directors and the Compensation Committee. The objectives of the Plans include attracting and retaining key personnel by encouraging stock ownership in the Company by such persons. In February 2010 the Directors & Consultants Plan was amended to extend the termination date of the Plan to December 1, 2011.

As of December 31, 2011, the Company does not have a stock option plan.

A summary of options at December 31, 2011 and activity during the year then ended is presented below:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)
Options outstanding at January 1, 2010	2,252,334	$3.28	5.4
Granted	1,764,940	$0.32
Exercised	(831,526)	$0.001
Forfeited/Expired	(1,027,301)	$2.62
Options outstanding at December 31, 2010	2,158,447	$2.79	6.8
Granted	4,620,092	$0.057
Exercised	(1,982,995)	$0.001
Forfeited/Expired	(159,226)	$1.80
Options outstanding at December 31, 2011	4,636,318	$1.20	8.1
Options exercisable at December 31, 2011	2,967,426	$1.74	7.4
Available for grant at December 31, 2011	0

The following information applies to options outstanding and exercisable at December 31, 2011:

	Options Outstanding			Options Exercisable
	Shares	Weighted- Average Remaining Contractual Term	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price
$0.00 – $0.70	3,494,360	9.4	$0.19	1,846,161	$0.18
$0.71 – $1.28	324,780	6.3	$0.77	315,712	$0.76
$5.25 – $5.67	770,810	3.4	$5.58	759,185	$5.58
$7.69	39,572	4.7	$7.69	39,572	$7.69
$8.47	6,796	5.3	$8.47	6,796	$8.47
	4,636,318	8.1	$1.20	2,967,426	$1.74

During the year ended December 31, 2011, the Company granted an aggregate of 4,620,092 non employee stock options in connection with services rendered at the exercise price of $0.001 per share.

The fair values of the vesting non employee options for the year ended December 31, 2011 were determined using the Black Scholes option pricing model with the following assumptions: Dividend yield: 0%; Volatility: 143.99% to 164.59%; and Risk free rate: 1.80% to 3.48%.

During the year ended December 31, 2011, the Company granted an aggregate of 2,770,000 employee and director stock options in connection services rendered at the exercise prices from of $0.07 to $0.21 per share vesting immediate to four years from the date of issuance.

The fair values of the employee and Director options granted were determined using the Black Scholes option pricing model with the following assumptions: Dividend yield: 0%; Volatility: 164.73% to 165.36%; and Risk free rate: 2.24% to 2.28%.

The fair value of all options vesting during the year ended December 31, 2011 and 2010 of $409,314 and $248,457, respectively, was charged to current period operations.

Warrants

A summary of warrants at December 31, 2011 and activity during the year then ended is presented below:

	Shares	Weighted-Average Exercise Price		Weighted- Average Remaining Contractual Term (in years)
Outstanding at January 1, 2010	7,355,057		$3.06	9.4
Issued	6,693,712		$0.78
Exercised	—		$0.00
Forfeited	(128,040)		$0.74
Outstanding at December 31, 2010	13,920,729		$1.98	5.8
Issued	20,817,034		$0.07
Exercised	—	$
Forfeited	(2,127,688)		$0.69
Outstanding at December 31, 2011	32,610,075		$0.86	3.8
Exercisable at December 31, 2011	15,851,960		$0.97	3.7

During the year ended December 31, 2011, the Company issued an aggregate of 20,817,034 warrants to purchase the Company’s common stock from $0.03 to $0.65 per share expiring three years from the date of issuance in connection with the sale of the Company’s common stock.

The following information applies to warrants outstanding and exercisable at December 31, 2011:

	Warrants Outstanding			Warrants Exercisable
	Shares	Weighted- Average Remaining Contractual Term	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price
0.01 - $0.50	23,226,720	2.8	$0.09	8,013,055	0.16
0.52 - $0.68	3,800,078	5.5	$0.59	3,800,078	$0.59
0.70 - $1.62	2,626,285	3.3	$0.79	2,626,285	$0.79
1.81 – $2.61	33,710	0.7	$1.90	33,710	$1.90
3.60 – $4.93	105,000	1.7	$4.87	105,000	$4.87
5.67 – $7.69	2,818,282	10.5	$7.50	1,273,832	$7.26
	32,610,075	3.8	$0.86	15,851,960	$0.97

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 10 – RELATED PARTY TRANSACTIONS

Lease Guarantee

The Company’s former Chairman of the Board, Chief Executive Officer and Chief Technology Officer has personally guaranteed the Company’s obligations under its lease for its facilities in Sunrise, Florida and has provided a personal guarantee for the Company credit card, which is for his own use only.

Cousin of former Chairman of the Board

A cousin of the Company’s former Chairman of the Board, Chief Executive Officer and Chief Technology Officer was an officer of the Company from August 12, 1999 until December 11, 2009. The amounts paid to this individual as salary and bonus in 2009, 2008, 2007 and for the period from August 12, 1999 (date of inception) to December 31, 2008 was $11,000, $130,000, $130,000 and $1,007,752, respectively. In addition, the Company utilized a printing entity controlled by this individual and paid this entity $23,335, $18,230, $10,769 and $457,967, respectively, in 2009, 2008, 2007 and for the period from August 12, 1999 (date of inception) to December 31, 2009. The position occupied by this individual was terminated.

On August 24, 2006, the Company entered into an agreement, or the Settlement Agreement, with the same officer of the Company that is the cousin of the Company’s former Chairman of the Board, Chief Executive Officer and Chief Technology Officer. Prior to entering into the Settlement Agreement, certain disputes had arisen between the officer and the Company as to the number of stock options awarded to the officer and the amount of unpaid salary and other compensation owed to the officer since he commenced his employment with the Company in December 1999. The shares, options and warrants granted to the officer pursuant to the Settlement Agreement were issued to settle the disputed items and in consideration for the officer’s release of any claims he may have against the Company related to or arising from his employment or any compensation owed to him.

Pursuant to the Settlement Agreement:

·	The Company issued to the officer 47,658 shares of its common stock and agreed to pay the officer’s income taxes related to the receipt of the shares of common stock, estimated to be approximately $153,000. The fair value of the shares of common stock was determined to be $7.69 per share, which was based on a current valuation of the Company. The aggregate fair value of the shares of common stock issued and the $153,000 in cash was approximately $500,000, which was recorded as compensation expense in August 2006.

·	The Company issued to the officer a warrant to purchase 188,423 shares of the Company’s common stock at an exercise price of $5.67 per share. This warrant is exercisable immediately and expires 10 years from the date of issuance. The approximate fair value of this warrant of $1,200,000 was recorded as compensation expense in August 2006.

·	The Company issued to the officer stock options to purchase up to 282,635 shares of the Company’s common stock at an exercise price of $5.67 per share. These stock options are exercisable immediately and expire 10 years from the date of grant. The fair value of these stock options of approximately $1,800,000 was recorded as compensation expense in August 2006.

·	As consideration for continued employment as an officer of the Company, the officer was eligible to receive an annual salary of $130,000 per year while employed by the Company.

As indicated above, the Company recognized various expenses upon the execution of the Settlement Agreement when the expense amounts were first known and quantifiable.

The fair value of the warrant and the stock options was estimated at the date of grant by using the Black-Scholes valuation model with the following assumptions: risk-free rate of 6%; volatility of 100%; and an expected holding period of 5 years.

Upon termination of his position, the officer requested and received permission to sell the 47,658 shares of the company’s stock that had been awarded to him. On December 8, 2009, the Company was informed by the officer that all of these shares had been sold. In addition, the officer elected not to exercise certain of his options that expired on December 24, 2009. The officer, in accordance with Company policy, was required to exercise his remaining options within 90 days of the termination of his position on December 11, 2009. The officer did not exercise his remaining options by March 11, 2010 the 90th day.

Sister-in-Law of former Chairman of the Board

The former sister-in-law of the Company’s former Chairman was an officer of the Company until March 2012. The amount paid to this individual as salary and bonus in 2011, 2010, 2009, 2008, 2007 and for the period from August 12, 1999 (date of inception) to December 31, 2011 was $108,892, $106,000, $77,165, $86,209, $87,664 and $537,380, respectively.

Research Agreement

In 2007, the Company entered into a research agreement with an affiliate of two members of the Company’s Board of Directors, pursuant to which the Company agreed to pay an aggregate fee of $150,000 for the research services contracted for. The Company paid $75,000 of this fee in 2007, $10,000 of this fee in 2008, and the balance was paid with options in 2009. In 2010, the Company entered into another research agreement with this affiliate, with funding for the project emanating from venture capital funds controlled by the same two board members. In connection with its funding of the REGEN trial, Ascent Medical Technology Fund II, LP, the Ascent Medical Technology Fund, LP, and Ascent Medical Product Development Centre Inc. were to be issued a total of 1,044,451 shares of the Company’s common stock, and warrants to purchase 90,861 shares at exercise prices 20% above the price at which the related common will be issued. As of December 31, 2010 a total of 837,212 shares of the Company’s common stock and warrants to purchase 158,856 were issued. Approvals for the REGEN Trial were not provided to the Company by Ascent and patient enrollment in the REGEN Trial never began. The Company has suspended, indefinitely, all activity with Ascent Medical respective to the REGEN trial. On December 16, 2010, the Company received a written notice from Ascent terminating the Master Services Agreement.

The Company disputes that Ascent has grounds for terminating the Master Services Agreement or is entitled to further compensation thereunder. However, as the REGEN Trial approvals were not provided to the Company and all activity with Ascent Medical respective to the trial has been suspended indefinitely, the termination of the Master Services Agreement is not material to the Company.

In April and May 2009, the Company sold to two members of the Board of Directors, in a private placement, an aggregate of 965,570 shares of the Company’s common stock and warrants to purchase 289,671 shares of the Company’s common stock for aggregate gross cash proceeds of $535,000.

In July 2009, the Company sold to a member of the Board of Directors, in a private placement 140,850 shares of the Company’s common stock and warrants to purchase 42,255 shares of the Company’s common stock for gross cash proceeds of $100,000 or $2.36 per share.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 11 – COMMITMENTS AND CONTINGENCIES

Leases

The Company entered into several operating lease agreements for facilities and equipment. Terms of certain lease arrangements include renewal options, escalation clauses, payment of executory costs such as real estate taxes, insurance and common area maintenance.

In November 2006, the Company amended its facility lease to include additional space through 2010. The amendment for the additional space contains terms similar to the terms of the existing facility lease, including escalation clauses.

In November 2009, the Company amended its facility lease to eliminate excess space. The amendment contains terms similar to the terms of the existing facility lease, including escalation clauses.

In February 2010, the Company amended its facility lease to extend the term of the lease until January 2013.

In August 2011, the Company amended its facility lease to eliminate excess space. The amendment contains terms similar to the terms of the existing facility lease, including escalation clauses.

Approximate annual future minimum lease obligations under non cancelable operating lease agreements as of December 31, 2011 are as follows:

Year ending December 31,
2012	$66,906
2013	5,589
Total	$72,495

Rent expense was $126,829 and $139,160 for the years ended December 31, 2011 and 2010, respectively and $1,889,339 for the cumulative period from August 12, 1999 (date of inception) to December 31, 2011.

During 2005, the Company was provided with a tenant improvement allowance of $60,150 towards its improvements. The Company has recorded the tenant-funded improvements and the related deferred rent in its consolidated balance sheets. The deferred rent is being amortized as a reduction to rent expense over the remaining life of the original lease.

Royalty Payments

The Company is obligated to pay royalties on commercial sales of certain products that may be developed and sold under various licenses and agreements that have been obtained by the Company.

The Company has entered into various licensing agreements, which include the potential for royalty payments, as follows:

William Beaumont Hospital

In June 2000, the Company entered into an exclusive license agreement to use certain patents for the life of the patents in future projects. The patents expire in 2015. In addition to a payment of $55,000 the Company made to acquire the license, the Company is required to pay an annual license fee of $10,000 and royalties ranging from 2% to 4% of net sales of products that are covered by the patents. In order to maintain the exclusive license rights, the agreement also calls for a minimum annual royalty threshold. The minimum royalty threshold was $200,000 for 2011 and $200,000 for 2010. This minimum royalty threshold will remain $200,000 for 2012 and thereafter. As of December 31, 2011, the Company has not made any payments other than the initial payment to acquire the license. At December 31, 2011 and 2010, the Company’s liability under this agreement was $1,540,204 and $1,090,000, respectively, which is reflected as a component of accrued expenses on the consolidated balance sheets (see Note 5). During the year ended December 31, 2011 and 2010, the Company incurred expenses of $210,000, $210,000, and $1,540,204 from August 12, 1999 (date of inception) to December 31, 2011. The Company has accrued interest for the past due commitment at 2% over the prime rate per the terms of the agreement. The Company has included $240,204 in accrued expenses as of December 31, 2011.

Approximate annual future minimum obligations under this agreement as of December 31, 2011 are as follows:

Year Ending December 31,

2012	$210,000
2013	210,000
2014	210,000
2015	210,000
Total	$840,000

Contingency for Registration of the Company’s common stock

The Company believes that it may have issued options to purchase common stock to certain of its employees, directors and consultants in California in violation of the registration or qualification provisions of applicable California securities laws. As a result, the Company intends to make a rescission offer to these persons. The Company will make this offer to all persons who have a continuing right to rescission, which it believes to include two persons. In the rescission offer, in accordance with California law, the Company will offer to repurchase all unexercised options issued to these persons at 77% of the option exercise price multiplied by the number of option shares, plus interest at the rate of 7% from the date the options were granted. Based upon the number of options that were subject to rescission as of December 31, 2009, assuming that all such options are tendered in the rescission offer, the Company estimated that its total rescission liability would be up to approximately $371,000. However, as the Company believes there is only a remote likelihood the rescission offer will be accepted by any of these persons in an amount that would result in a material expenditure by the Company, no liability was recorded as of December 31, 2011 or 2010.

Litigation

The Company is subject to other legal proceedings that arise in the ordinary course of business. In the opinion of management, as of December 31, 2011, the amount of ultimate liability with respect to such matters, if any, in excess of applicable insurance coverage, is not likely to have a material impact on the Company’s business, financial position, consolidated results of operations or liquidity. However, as the outcome of litigation and other claims is difficult to predict significant changes in the estimated exposures could exist.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 12 -INCOME TAXES

The Company follows Accounting Standards Codification subtopic 740, Income Taxes (“ASC 740”) which requires the recognition of deferred tax liabilities and assets for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under such method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases using enacted tax rates in effect for the year in which the differences are expected to reverse.

The difference between income tax expense computed by applying the federal statutory corporate tax rate and actual income tax expense is as follows:

2011
Income taxes using U.S. federal statutory rate	$(1,596,993)
State income taxes, net of federal benefit	176,770
Change in Valuation Allowance	1,414,842
Other	5,381
$—

At December 31, 2011, the significant components of the deferred tax assets (liabilities) are summarized below:

2011
Deferred tax assets:
Stock Based Compensation	$4,789,550
Net Operating Losses	33,124,707
Other	141,834
Total deferred tax assets	38,056,091

Deferred tax liabilities:	—
Total deferred tax liabilities	—

Valuation allowance	38,056,091
Net deferred tax assets	$—

As of December 31, 2011, the Company had U.S. federal net operating loss carryforwards of approximately $88.0 million, which expire at various dates from 2019 through 2031. These net operating loss carryforwards may be used to offset future taxable income and thereby reduce the Company’s U.S. federal income taxes. Section 382 of the Internal Revenue Code of 1986 (the “Code”) imposes an annual limit on the ability of a corporation that undergoes a greater than 50% ownership change to use its net operating loss carry forwards to reduce its tax liability. If in the future the Company issues common stock or additional equity instruments convertible in common shares which result in an ownership change exceeding the 50% limitation threshold imposed by section 382 of the Code, the Company’s net operating losses carry-forwards may be significantly limited as to the amount of use in a particular years. In addition, all or a portion of the Company’s net operating loss carryforwards may expire unutilized.

The Company has provided a full valuation allowance against its net deferred tax assets, since in the opinion of management based upon the earnings history of the Company; it is more likely than not that the benefits of these assets will not be realized.

The Company complies with the provisions of FASB ASC 740-10 in accounting for its uncertain tax positions. ASC 740-10 addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. Under ASC 740-10, the Company may recognize the tax benefit from an uncertain tax position only if it is more likely that not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. Management has determined that the Company has no significant uncertain tax positions requiring recognition under ASC 740-10.

The Company is subject to income tax in the U.S., and certain state jurisdictions. The Company has not been audited by the U.S. Internal Revenue Service, or any states in connection with income taxes. The periods from December 31, 2004 to December 31, 2011 remain open to examination by the U.S. Internal Revenue Service, and state tax authorities.

The Company recognizes interest and penalties related to unrecognized tax benefits, if incurred, as a component of income tax expense.

The difference between income tax expense computed by applying the federal statutory corporate tax rate and actual income tax expense is as follows:

	December 31,
	2011	2010
Statutory federal income tax rate	35.0%	35.0%
State income taxes and other	0.0%	0.0%

Effective tax rate	35.0%	35.0%

Deferred income taxes result from temporary differences in the recognition of income and expenses for the financial reporting purposes and for tax purposes. The tax effect of these temporary differences representing deferred tax asset and liabilities result principally from the following:

	December 31,
	2011	2010
Deferred Tax Asset: (Liability)

Net operating loss carry forward	$36,731,676	$35,107,040
Stock based compensation and others	4,932,858	4,781,416
Subtotal	41,664,534	39,888,456
Valuation allowance	41,644,534	39,888,456

Net Deferred Tax Asset (Liability)	$—	$—

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s net deferred income taxes are as follows:

SUPPLEMENTAL DISCLOSURES OF CASH FLOW STATEMENTS	12 Months Ended
Dec. 31, 2011
Supplemental Cash Flow Elements [Abstract]
SUPPLEMENTAL DISCLOSURES OF CASH FLOW STATEMENTS

NOTE 13- SUPPLEMENTAL DISCLOSURES OF CASH FLOW STATEMENTS

During the years ended December 31, 2011 and 2010, the Company issued warrants in connection with notes payable with an aggregate fair value of $Nil and $185,306, respectively.

FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT

NOTE 14 – FAIR VALUE MEASUREMENT

The Company adopted the provisions of Accounting Standards Codification subtopic 825-10, Financial Instruments (“ASC 825-10”) on January 1, 2008. ASC 825-10 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of nonperformance. ASC 825-10 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 825-10 establishes three levels of inputs that may be used to measure fair value:

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which all significant inputs are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - Unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement is disclosed and is determined based on the lowest level input that is significant to the fair value measurement.

Upon adoption of ASC 825-10, there was no cumulative effect adjustment to beginning retained earnings and no impact on the consolidated financial statements.

The carrying value of the Company’s cash and cash equivalents, accounts receivable, accounts payable, short-term borrowings (including convertible notes payable), and other current assets and liabilities approximate fair value because of their short-term maturity.

As of December 31, 2011, the Company did not have any items required to be  recorded or measured at fair value on a recurring basis in the accompanying consolidated financial statements.

The following table provides a summary of changes in fair value of the Company’s Level 3 financial liabilities as of December 31, 2011:

Derivative Liability
Balance, December 31, 2010	$—
Total (gains) losses
Initial fair value of debt derivative at note issuance	335,406
Mark-to-market at December 31, 2011:
Embedded debt derivative	25,026
Transfers out of Level 3 upon conversion and settlement of notes	(360,432)

Balance, December 31, 2011	$—

Net Loss for the period included in earnings relating to the liabilities held at December 31, 2011	$(25,026)

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 15 – SUBSEQUENT EVENTS

Sales of Unregistered Securities

During 2012, we issued the following unregistered securities, not disclosed in our Form 10-K for the year ended December 31, 2011 in transactions pursuant to Section 4(2) of the Securities Act.

·	In January 2012 we issued aggregate of 5,500,000 shares of our common stock and warrants for the purchase of our common stock at an exercise price of $0.02, for aggregate gross proceeds of $110,000.

·	In March 2012 we issued aggregate of 200,000 shares of our common stock and warrants for the purchase of our common stock at an exercise price of $0.39, for aggregate gross proceeds of $7,800

·	In March 2012 we issued aggregate of 383,333 shares of our common stock and warrants for the purchase of our common stock at an exercise price of $0.03, for aggregate gross proceeds of $11,500

Departure of Officer

On March 20, 2012, Bioheart, Inc. (the “Company”) terminated the employment of Catherine Sulawske-Guck, its Chief Operating Officer.

Blue Crest Venture Finance Loan Assignment

On March 30, 2012, Bioheart, Inc. (the “Company”) and Northstar Biotechnology Group, LLC (“Northstar”), the holder by assignment of the Amended and Restated Promissory Note (Term A), dated February 6, 2012, issued by the Company to Blue Crest Venture Finance Master Fund Limited, in the principle amount of $544,267.19 (the “Note”), agreed to extend until May 1, 2012 the initial payment date for any and all required monthly under the Note, such that the first of the four monthly payments required under the Note will be due and payable on May 1, 2012 and all subsequent payments will be due on a monthly basis thereafter commencing on June 1, 2012, and to waive any and all defaults and/or events of default under the Note with respect to such payments. The Company understands that Northstar is owned in part by certain directors and existing shareholders of the Company, including Dr. William P. Murphy Jr., Dr. Samuel Ahn and Charles Hart, and received an assignment of the Note from BlueCrest Master Fund Limited on February 29, 2012. The Company and Northstar are in discussions regarding certain additional amendments to the terms of the Note.